Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial assets at FVOCI - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Opening balance as at 1 January	€ 46,389	€ 41,116
Additions	43,294	21,091
Amortisation	75	77
Transfers	10	1
Changes in unrealised revaluations	166	509
Impairments	(10)	2
Reversals of impairments	7	(7)
Disposals and redemptions	(33,131)	(16,907)
Exchange rate differences	(1,267)	506
Other changes	1,128
Closing balance	56,662	46,389
FVOCI equity securities
Disclosure of financial assets [line items]
Opening balance as at 1 January	2,562	1,885
Additions	395	11
Amortisation
Transfers	10
Changes in unrealised revaluations	(156)	605
Impairments
Reversals of impairments
Disposals and redemptions	(7)	(1)
Exchange rate differences	(178)	62
Other changes	(19)
Closing balance	2,607	2,562
FVOCI debt instruments
Disclosure of financial assets [line items]
Opening balance as at 1 January	43,827	39,231
Additions	42,899	21,080
Amortisation	75	77
Transfers		1
Changes in unrealised revaluations	322	(96)
Impairments	(10)	2
Reversals of impairments	7	(7)
Disposals and redemptions	(33,124)	(16,906)
Exchange rate differences	(1,088)	443
Other changes	1,148
Closing balance	€ 54,055	€ 43,827